Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 32,946	$ 45,915
Fixed bank deposits	2,644	15,618
Total cash and cash equivalents	$ 35,590	$ 61,533	$ 59,809	$ 143,251